Related Parties (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Line Items]
Sales to other related parties		$ 100	$ 100
Notes receivable, related parties	$ 276	$ 256	2,255
Ventanas Solar [Member]
Related Party Transactions [Line Items]
Debt instrument, description of variable rate basis	The interest rate of these payment agreements are Libor + 4.7% paid semiannually and Libor +6.5% paid monthly for the short-term agreement and the three-year agreement, respectively. The Company and VS subsequently normalized the short term agreement to pay the totality of the obligation by December of 2016.	The interest rate of these payment agreements are Libor + 4.7% paid semiannually and Libor +6.5% paid monthly for the short-term agreement and the three-year agreement, respectively.
Company Foundation [Member]
Related Party Transactions [Line Items]
Payments to fund long-term loans to related parties	$ 696	$ 1,234
ESW LLC [Member]
Related Party Transactions [Line Items]
Mortgage loans on real estate, carrying amount of mortgages			$ 3,920
Daesmo [Member]
Related Party Transactions [Line Items]
Due from other related parties	568	657
Consorcio Ventanar ESW - Boca Grande [Member]
Related Party Transactions [Line Items]
Due from other related parties	503	524
Sales Commissions [Member]
Related Party Transactions [Line Items]
Payments to fund long-term loans to related parties	$ 416	1,107
Other Services [Member]
Related Party Transactions [Line Items]
Payments to fund long-term loans to related parties		$ 694